Scope of consolidation - Narrative - Acquisitions and Disposals (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Millions				1 Months Ended								12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 22, 2022 EUR (€)	Mar. 31, 2022	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Apr. 30, 2023 EUR (€)	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2024	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)		Jul. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Less: fair value of FCA’s Net assets acquired	€ 67	€ 11		€ 67									€ 67
Equity method investments	8,070			€ 8,070									8,070		€ 4,834
Joint Ventures													547		286		€ 737
Gains/(losses) on disposal of investments													20		72	[1]	€ (35)	[1]
Minor business disposals, assets													127
Minor business disposals, liabilities													34
Russia
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Gains/(losses) on disposal of investments													(144)
Gains (losses) on disposals of investments, cash and cash equivalents and other assets													(125)
Gains (losses) on disposals of investments, trade payables and other liabilities													(93)
Gains (losses) on disposals of investments, translation adjustment in other comprehensive income													€ 112
Teksid Cast Iron Components
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)									€ (136)
Gains/(losses) on disposal of investments									34
SiliconAuto
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)								€ 70
Proportion of ownership interest in joint venture								5000.00%
Develop a Charging Infrastructure For Electric Vehicles In U.S. And Canada
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)					€ 6	$ 6
Proportion of ownership interest in joint venture							16.70%
Commitments in relation to joint ventures							€ 199												$ 220
Credit Agricole Consumer Finance
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in joint venture													50.00%	50.00%
Leapmotor International | Forecast
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in joint venture												51.00%
Leapmotor International | Forecast | Zhejiang Leapmotor Technology Co. Ltd
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in joint venture												49.00%
LeaseCo SAS
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in joint venture			50.00%
FCA Bank
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)									€ (1,581)
Portion of consideration paid (received) consisting of cash and cash equivalents													€ (1,090)
Equity method investments															1,700
Joint Ventures															€ (133)
Proportion of ownership interest in joint venture, disposal									50.00%
Additional consideration received, earn out									€ 68
Losses on disposal of securities													€ 38
FCA Bank | SCF
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Payments for compensation related to loss of future earnings and transfer of risk associated with businesses tranferred									38
FCA Bank | Credit Agricole Consumer Finance
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Payments for compensation related to loss of future earnings and transfer of risk associated with businesses tranferred									64
FCA Bank | At fair value
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	559								906
FCA Bank | Industrial Activities
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)									(1,566)
FCA Bank | Financial Services
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)									€ (15)
NextStar Energy Inc
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)							€ 393
Proportion of ownership interest in joint venture													49.00%	49.00%	0.00%
Percentage of voting equity interests acquired (in percents)							49.00%												49.00%
Archer Aviation Inc
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Commitments in relation to associates																				€ 138	$ 150
Portion of consideration paid (received) consisting of cash and cash equivalents													€ 89	$ 95
Number of warrants granted | shares													15	15
Exercise price, warrants granted | $ / shares														$ 0.01
Proportion of ownership interest in associate				10.10%									10.10%	10.10%	0.00%
Proportion of voting rights held in associate				4.50%
Purchase of interests in investments accounted for using equity method													€ 103
aiMotive
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Consideration paid (received)		€ 240
aiMotive | Other activities
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Goodwill	€ 172	€ 229		€ 172									€ 172
360 Energy S.A.
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)										€ 93	$ 100
Percentage of voting equity interests acquired (in percents)										49.50%	49.50%
Symbio
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)							€ 300
Percentage of voting equity interests acquired (in percents)							33.30%												33.30%
Liabilities incurred							€ 58
Zhejiang Leapmotor Technology Co. Ltd
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Percentage of voting equity interests acquired (in percents)					21.00%
Consideration transferred					€ 1,400

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information